Loans (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Financial assets
Loans	$ 714,297	$ 709,690	$ 701,393
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	2.00%
Securitised loans	$ 8,901	7,135	7,436
Assets pledged for covered bond programs	37,548	35,175	34,106
Gross amount
Financial assets
Loans	$ 717,934	712,504	704,306
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	2.00%
Provisions for expected credit losses/Provisions for impairment charges
Financial assets
Loans	$ (3,637)	(2,814)	(2,913)
Loans, percentage movement from prior period	29.00%
Loans, percentage movement from same period of prior year	25.00%
Australia | Gross amount
Financial assets
Loans	$ 622,051	622,085	612,895
Loans, percentage movement from same period of prior year	1.00%
Australia | Housing | Gross amount
Financial assets
Loans	$ 447,164	444,741	437,239
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	2.00%
Australia | Personal | Gross amount
Financial assets
Loans	$ 22,463	22,997	23,752
Loans, percentage movement from prior period	(2.00%)
Loans, percentage movement from same period of prior year	(5.00%)
Australia | Business | Gross amount
Financial assets
Loans	$ 152,424	154,347	151,904
Loans, percentage movement from prior period	(1.00%)
New Zealand | Gross amount
Financial assets
Loans	$ 79,344	74,342	75,040
Loans, percentage movement from prior period	7.00%
Loans, percentage movement from same period of prior year	6.00%
New Zealand | Housing | Gross amount
Financial assets
Loans	$ 47,499	44,772	44,974
Loans, percentage movement from prior period	6.00%
Loans, percentage movement from same period of prior year	6.00%
New Zealand | Personal | Gross amount
Financial assets
Loans	$ 1,855	1,869	1,998
Loans, percentage movement from prior period	(1.00%)
Loans, percentage movement from same period of prior year	(7.00%)
New Zealand | Business | Gross amount
Financial assets
Loans	$ 29,990	27,701	28,068
Loans, percentage movement from prior period	8.00%
Loans, percentage movement from same period of prior year	7.00%
Other overseas | Gross amount
Financial assets
Loans	$ 16,539	$ 16,077	$ 16,371
Loans, percentage movement from prior period	3.00%
Loans, percentage movement from same period of prior year	1.00%